Commitments and Contingencies - Contingency Accruals (Details) (Proceedings in Europe, USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Proceedings in Europe
Accrual related to contingencies and legal proceedings	$ 4	$ 4	$ 3